Employee compensation - Schedule of Stock Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	$ 58,897	$ 56,578
Direct cost of revenues
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	1,973	3,323
General and administrative
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	18,466	18,054
Research and development
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	23,418	18,654
Sales and marketing
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	$ 15,040	$ 16,547